Fair values of financial assets and financial liabilities	6 Months Ended
Mar. 31, 2024
Fair values of financial assets and financial liabilities
Fair values of financial assets and financial liabilities

Note 12. Fair values of financial assets and financial liabilities

Fair Valuation Control Framework

The Group uses a Fair Valuation Control Framework where the fair value is either determined or validated by a function independent of the transaction. This framework formalises the policies and procedures used to achieve compliance with relevant accounting, industry and regulatory standards. The framework includes specific controls relating to:

●	The revaluation of financial instruments;
●	Independent price verification;
●	Fair value adjustments; and
●	Financial reporting.

A key element of the framework is the Revaluation Committee, comprising senior valuation specialists from within the Group. The Revaluation Committee reviews the application of the agreed policies and procedures to assess that a fair value measurement basis has been applied.

The method of determining fair value differs depending on the information available.

Fair value hierarchy

A financial instrument’s categorisation within the valuation hierarchy is based on the lowest level input that is significant to the fair value measurement.

The Group categorises all fair value instruments according to the hierarchy described below.

Valuation techniques

The Group applies market accepted valuation techniques in determining the fair valuation of over the counter (OTC) derivatives. This includes CVA and FVA, which incorporate credit risk and funding costs and benefits that arise in relation to uncollateralised derivative positions, respectively.

The specific valuation techniques, the observability of the inputs used in valuation models and the subsequent classification for each significant product category are outlined as follows:

Note 12. Fair values of financial assets and financial liabilities (Continued)

Level 1 instruments (Level 1)

The fair value of financial instruments traded in active markets is based on recent unadjusted quoted prices. These prices are based on actual arm’s length basis transactions.

The valuations of Level 1 instruments require little or no management judgement.

Instrument	Balance sheet category	Includes	Valuation

Exchange traded products	Derivatives	Exchange traded interest rate futures and options and commodity and carbon futures	All these instruments are traded in liquid, active markets where prices are readily observable. No modelling or assumptions are used in the valuation.
FX products	Derivatives	FX spot and futures contracts
Equity products	Derivatives Trading securities and financial assets measured at FVIS Other financial liabilities	Listed equities and equity indices

Debt instruments	Trading securities and financial assets measured at FVIS Investment securities Other financial liabilities	Australian Commonwealth and New Zealand government bonds

Note 12. Fair values of financial assets and financial liabilities (Continued)

Level 2 instruments (Level 2)

The fair value for financial instruments that are not actively traded is determined using valuation techniques which maximise the use of observable market prices. Valuation techniques include:

●	The use of market standard discounting methodologies;
●	Option pricing models; and
●	Other valuation techniques widely used and accepted by market participants.

Instrument	Balance sheet category	Includes	Valuation
Interest rate products	Derivatives	Interest rate and inflation swaps, swaptions, caps, floors, collars and other non-vanilla interest rate derivatives

Industry standard valuation models are used to calculate the expected future value of payments by product, which is discounted back to a present value. The model’s interest rate inputs are benchmark and active quoted interest rates in the swap, bond and futures markets. Interest rate volatilities are sourced from brokers and consensus data providers. If consensus prices are not available, these are classified as Level 3 instruments.

FX products	Derivatives	FX swaps, FX forward contracts, FX options and other non-vanilla FX derivatives	Derived from market observable inputs or consensus pricing providers using industry standard models. If consensus prices are not available, these are classified as Level 3 instruments.
Other credit products	Derivatives	Single name and index credit default swaps

Valued using an industry standard model that incorporates the credit spread as its principal input. Credit spreads are obtained from consensus data providers. If consensus prices are not available, these are classified as Level 3 instruments.

Commodity products	Derivatives	Commodity and carbon derivatives

Valued using industry standard models.

The models calculate the expected future value of deliveries and payments and discount them back to a present value. The model inputs include forward curves, volatilities implied from market observable inputs, discount curves and underlying spot and futures prices. The significant inputs are market observable or available through a consensus data service. If consensus prices are not available, these are classified as Level 3 instruments.

Equity products	Derivatives	Exchange traded equity options, OTC equity options and equity warrants	Due to low liquidity, exchange traded options are Level 2. Valued using industry standard models based on observable parameters such as stock prices, dividends, volatilities and interest rates.
Asset backed debt instruments	Trading securities and financial assets measured at FVIS Investment securities	Australian residential mortgage backed securities (RMBS) and other asset backed securities (ABS)

Valued using an industry approach to value floating rate debt with prepayment features. Australian RMBS are valued using prices sourced from a consensus data provider. If consensus prices are not available, these are classified as Level 3 instruments.

Non-asset backed debt instruments	Trading securities and financial assets measured at FVIS Investment securities Other financial liabilities	State and other government bonds, corporate bonds and commercial paper Repurchase agreements and reverse repurchase agreements over non-asset backed debt securities

Valued using observable market prices, which are sourced from independent pricing services, broker quotes or inter-dealer prices. If prices are not available from these sources, these are classified as Level 3 instruments.

Loans at fair value	Loans	Fixed rate bills and syndicated loans	Discounted cash flow approach, using a discount rate which reflects the terms of the instrument and the timing of cash flows, adjusted for creditworthiness, or expected sale amount.
Certificates of deposit	Deposits and other borrowings	Certificates of deposit	Discounted cash flow using market rates offered for deposits of similar remaining maturities.
Debt issues at fair value	Debt issues	Debt issues	Discounted cash flows, using a discount rate which reflects the terms of the instrument and the timing of cash flows adjusted for market observable changes in Westpac’s implied credit worthiness.

Note 12. Fair values of financial assets and financial liabilities (Continued)

Level 3 instruments (Level 3)

Financial instruments valued where at least one input that could have a significant effect on the instrument’s valuation is not based on observable market data due to illiquidity or complexity of the product. These inputs are generally derived and extrapolated from other relevant market data and calibrated against current market trends and historical transactions.

These valuations are calculated using a high degree of management judgement.

Instrument	Balance sheet category	Includes	Valuation
Debt instruments	Trading securities and financial assets measured at FVIS Investment securities	Certain debt securities with low observability, usually issued via private placement	These securities are evaluated by an independent pricing service or based on third party revaluations. Due to their illiquidity and/or complexity these are classified as Level 3 assets.
Equity instruments	Trading securities and financial assets measured at FVIS Investment securities	Strategic equity investments

Valued using valuation techniques appropriate to the instrument, including the use of recent arm’s length transactions where available, discounted cash flow approach or reference to the net assets of the entity.

Due to their illiquidity, complexity and/or use of unobservable inputs into valuation models, they are classified as Level 3 assets.

Note 12. Fair values of financial assets and financial liabilities (Continued)

The following tables summarise the attribution of financial instruments measured at fair value to the fair value hierarchy.

$m	Level 1	Level 2	Level 3	Total
As at 31 March 2024
Financial assets measured at fair value on a recurring basis
Trading securities and financial assets measured at FVIS	5,069	28,866	8	33,943
Derivative financial instruments	24	15,748	23	15,795
Investment securities	5,030	83,897	460	89,387
Loans	-	-	14	14
Total financial assets measured at fair value on a recurring basis	10,123	128,511	505	139,139
Financial liabilities measured at fair value on a recurring basis
Deposits and other borrowings	-	51,273	-	51,273
Other financial liabilities	2,040	18,236	-	20,276
Derivative financial instruments	11	18,312	94	18,417
Debt issues	-	3,406	-	3,406
Total financial liabilities measured at fair value on a recurring basis	2,051	91,227	94	93,372
As at 30 September 2023
Financial assets measured at fair value on a recurring basis
Trading securities and financial assets measured at FVIS	4,468	26,012	27	30,507
Derivative financial instruments	27	21,290	26	21,343
Investment securities	5,620	67,833	441	73,894
Loans	-	4	15	19
Total financial assets measured at fair value on a recurring basis	10,115	115,139	509	125,763
Financial liabilities measured at fair value on a recurring basis
Deposits and other borrowings	-	47,220	-	47,220
Other financial liabilities	1,714	10,255	-	11,969
Derivative financial instruments	28	24,604	15	24,647
Debt issues	-	3,222	-	3,222
Total financial liabilities measured at fair value on a recurring basis	1,742	85,301	15	87,058
As at 31 March 2023
Financial assets measured at fair value on a recurring basis
Trading securities and financial assets measured at FVIS	10,885	19,578	11	30,474
Derivative financial instruments	17	20,317	12	20,346
Investment securities	2,905	69,150	414	72,469
Loans	-	106	24	130
Total financial assets measured at fair value on a recurring basis	13,807	109,151	461	123,419
Financial liabilities measured at fair value on a recurring basis
Deposits and other borrowings	-	48,769	-	48,769
Other financial liabilities	1,361	10,088	-	11,449
Derivative financial instruments	12	20,725	54	20,791
Debt issues	-	5,655	-	5,655
Total financial liabilities measured at fair value on a recurring basis	1,373	85,237	54	86,664

Note 12. Fair values of financial assets and financial liabilities (Continued)

Reconciliation of non-market observables

The following table summarises the changes in financial instruments measured at fair value derived from non-market observable valuation techniques (Level 3).

	Half Year March 2024
	Trading
	securities and
	financial
	assets	Investment	Derivative and	Total Level 3	Derivative	Total Level 3
$m	measured at FVIS	Securities	other assets	assets	liabilities	liabilities
Balance as at beginning of period	27	441	41	509	15	15
Gains/(losses) on assets / (gains)/losses on liabilities recognised in:
Income statement	(1)	-	(56)	(57)	46	46
Other comprehensive income	-	11	-	11	-	-
Acquisitions and issues	7	13	134	154	206	206
Disposals and settlements	(7)	(6)	(82)	(95)	(173)	(173)
Transfer into or out of non-market observables	(18)	-	-	(18)	-	-
Foreign currency translation impacts	-	1	-	1	-	-
Balance as at end of period	8	460	37	505	94	94
Unrealised gains/(losses) recognised in the income statement for financial instrument held as at end of period	-	-	21	21	(86)	(86)

Transfers into and out of Level 3 have occurred due to changes in observability in the significant inputs into the valuation models used to determine the fair value of the related financial instruments. Transfers in and transfers out are reported using the end of period fair values.

Significant unobservable inputs

Sensitivities to reasonably possible changes in non-market observable valuation assumptions would not have a material impact on the Group’s reported results.

Day one profit or loss

The closing balance of unrecognised day one profit was nil as at 31 March 2024 (30 September 2023: nil, 31 March 2023: nil).

Note 12. Fair values of financial assets and financial liabilities (Continued)

Financial instruments not measured at fair value

The following table summarises the estimated fair value of financial instruments not measured at fair value for the Group.

	As at 31 March 2024		As at 30 Sept 2023		As at 31 March 2023
$m	Carrying amount	Fair value	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets not measured at fair value
Cash and balances with central banks	95,907	95,907	102,522	102,522	117,886	117,886
Collateral paid	4,671	4,671	4,535	4,535	4,093	4,093
Investment securities	1,200	1,200	1,432	1,432	1,083	1,083
Loans	784,825	782,246	773,235	768,890	749,801	744,302
Other financial assets	11,266	11,266	6,219	6,219	7,343	7,343
Total financial assets not measured at fair value	897,869	895,290	887,943	883,598	880,206	874,707
Financial liabilities not measured at fair value
Collateral received	2,534	2,534	3,525	3,525	3,577	3,577
Deposits and other borrowings	650,953	651,550	640,948	641,330	627,583	627,823
Other financial liabilities	34,116	34,116	32,901	32,901	48,653	48,653
Debt issues[a]	156,375	156,705	153,351	153,129	143,297	142,666
Loan capital[a]	37,280	38,544	33,176	33,512	31,025	30,688
Total financial liabilities not measured at fair value	881,258	883,449	863,901	864,397	854,135	853,407

a.	The estimated fair values of debt issues and loan capital include the impact of changes in Westpac’s credit spreads since origination.

A detailed description of how fair value is derived for financial instruments not measured at fair value is disclosed in Note 22 of the 2023 Annual Report.